CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Profit or loss [abstract]
Net income of year	$ 137,292,684		$ 176,544,797		$ 118,425,443
Components of other comprehensive income (loss) that will not be reclassified to income for the year, before taxes
Gains (losses) from defined benefit plans	(1,616,424)		(1,581,040)		1,454,372
Other comprehensive income (loss) that will not be reclassified to income for the year, before taxes	(1,616,424)		(1,581,040)		1,454,372
Components of other comprehensive income (loss) that will be reclassified to income for the year, before taxes
Gains (losses) on exchange differences on translation	(50,740,113)		214,519,767		(120,293,386)
Gains (losses) on cash flow hedges	306,105		4,746,744		(4,379,170)
Other comprehensive income (loss) that will be reclassified to income for the year, before taxes	(50,434,008)		219,266,511		(124,672,556)
Others comprehensive income (loss), before tax	(52,050,432)		217,685,471		(123,218,184)
Income taxes related to components of other comprehensive income (loss) that will not be reclassified to income for the year
Income tax relating to defined benefit plans	430,721		377,337		(360,233)
Income taxes related to components of other comprehensive income (loss) that will not be reclassified to income for the year	430,721		377,337		(360,233)
Income taxes related to components of other comprehensive income (loss) that will be reclassified to income for the year
Income tax relating to cash flow hedges	(82,648)		(1,281,621)		1,182,375
Income taxes related to components of other comprehensive income (loss) that will be reclassified to income for the year	(82,648)		(1,281,621)		1,182,375
Total other comprehensive income (loss)	(51,702,359)		216,781,187		(122,396,042)
Comprehensive income	85,590,325	[1]	393,325,984	[1]	(3,970,599)
Comprehensive income attributable to:
Equity holders of the parent	69,753,323		371,908,216		(14,520,253)
Non-controlling interests	15,837,002		21,417,768		10,549,654
Total Comprehensive income (expense)	$ 85,590,325		$ 393,325,984		$ (3,970,599)

[1]	See Note 28 - Common Shareholders’ Equity.